Consolidated Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock, Shares Authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	10,000,000	10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	65,000,000	65,000,000	65,000,000
Common Stock, Shares, Issued (in shares)	21,724,178	21,653,326	18,824,106
Common Stock, Shares, Outstanding (in shares)	21,724,178	21,653,326	18,824,106
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	2,000,000	2,000,000	2,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	2,000,000	2,000,000	2,000,000
Preferred Stock, Shares Issued (in shares)	0	0	0
Preferred Stock, Shares Outstanding, Ending Balance (in shares)	0	0	0
Convertible Credit Line Payable, Related Party [Member]
Debt Instrument, Unamortized Discount, Noncurrent			$ 11,100
Secured Senior Secured Convertible Note [Member]
Debt Instrument, Unamortized Discount, Noncurrent	$ 68,540	$ 120,231